CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents ($328,387 and $403,140 related to variable interest entities (VIEs))	$ 490,679	$ 535,714
Accounts receivable, net ($53,159 and $325,801 related to VIEs)	401,872	943,123
Inventory (Note 6)	173,817	258,128
Costs and estimated earnings in excess of billings ($26,186 and $10,375 related to VIEs) (Note 2)	330,432	431,042
Current assets of discontinued operations (Note 5)	603,776	699,016
Other current assets ($426,515 and $372,519 related to VIEs) (Note 9)	541,176	500,276
Total current assets	2,541,752	3,367,299
Equity investments (Note 8)	35,541	8,314
Property and equipment, net (Note 9)	434,252	471,952
Goodwill (Note 7)	2,315,338	2,325,248
Other intangibles, net (Note 7)	80,136	87,942
Deferred income taxes (Note 16)	723,919	633,627
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	1,382,704	2,067,990
Other non-current assets	325,778	229,688
Total assets	7,839,420	9,192,060
Liabilities
Revolving facility and other short-term borrowings (Note 10)	407,500	653,000
Current maturities of long-term debt, net (Note 10)	503,910	147,871
Accounts payable ($337,089 and $403,088 related to VIEs)	864,632	976,540
Billings in excess of costs and estimated earnings ($407,325 and $840,319 related to VIEs) (Note 2)	1,218,824	1,589,328
Disposal Group, Including Discontinued Operation, Liabilities, Current	562,617	651,997
Other current liabilities (Note 9)	978,766	838,212
Total current liabilities	4,536,249	4,856,948
Long-term debt, net (Note 10)	1,287,923	1,791,832
Deferred income taxes (Note 16)	6,590	10,239
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	38,290	36,687
Other non-current liabilities (Note 9)	409,031	332,764
Total liabilities	6,278,083	7,028,470
Commitments and contingencies (Note 13)
Shareholders’ Equity
Common stock, Euro .01 par value; shares authorized: 250,000; shares issued: 108,857 and 108,857; shares outstanding: 100,113 and 104,427	1,288	1,288
Additional paid-in capital	782,130	800,641
Retained earnings	1,370,606	1,712,508
Treasury stock, at cost: 8,744 and 4,430 shares	(344,870)	(206,407)
Accumulated other comprehensive loss (Note 14)	(395,616)	(294,040)
Total CB&I shareholders’ equity	1,413,538	2,013,990
Noncontrolling interests (Note 8) ($6,874 and $7,484 related to discontinued operations)	147,799	149,600
Total shareholders’ equity	1,561,337	2,163,590
Total liabilities and shareholders’ equity	$ 7,839,420	$ 9,192,060